BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of unaudited pro forma consolidated statements of comprehensive income (loss)

Unaudited pro forma consolidated statements of comprehensive income (loss):

	For the Year Ended
	December 31,
	2019	2020
	RMB (Unaudited)	RMB (Unaudited)
Revenues.	834,272,237	1,116,050,615
Net loss	(44,173,251)	(209,328,440)

Lesdo
Business Acquisition [Line Items]
Schedule of purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition

		Estimated useful
	RMB	lives

Cash and cash equivalents	77
Intangible assets
User base	800,000	3	years
Brand name	2,100,000	10	years
Technology	1,080,000	3	years
Total assets	3,980,077
Other current liabilities	(4,711,582)
Deferred income tax liabilities	(995,000)
Goodwill	3,054,923
Total consideration	1,328,418

Finka
Business Acquisition [Line Items]
Schedule of purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition

		Estimated useful
	RMB	lives

Cash and cash equivalents	10,497,160
Accounts receivable	1,716,623
Other current assets	6,323,155
Intangible assets
User base	6,930,000	4	years
Brand name	36,400,000	10	years
Technology	2,380,000	3	years
Total assets	64,246,938
Accounts payable	(208,984)
Other current liabilities	(8,331,044)
Deferred income tax liabilities	(11,427,500)
Goodwill	192,947,645
Total consideration	237,227,055